American Beacon AHL Managed Futures Strategy Fund

American Beacon AHL TargetRisk Fund

Supplement dated February 16, 2021 to the

Prospectus and Summary Prospectuses, each dated April 29, 2020, as previously amended or supplemented

Effective February 1, 2021, Otto van Hemert of AHL Partners LLP (“AHL”) is added as a Portfolio Manager for the American Beacon AHL Managed Futures Strategy Fund (“Managed Futures Fund”) and the American Beacon AHL TargetRisk Fund (“TargetRisk Fund” and, together with Managed Futures Fund, the “Funds”). In addition, Russell Korgaonkar, previously Director of Investment Strategies of AHL, is now Chief Investment Officer of AHL. Accordingly, the following changes are made to the Funds’ Prospectus and Summary Prospectuses, as applicable:

I.	On page 8 of the Prospectus and page 8 of the Managed Futures Fund Summary Prospectus, the table under the heading “Fund Summaries - American Beacon AHL Managed Futures Strategy Fund - Portfolio Managers” is deleted and replaced with the following:

AHL Partners LLP	Russell Korgaonkar Chief Investment Officer Since Fund Inception (2014)	Matthew Sargaison Portfolio Manager Since 2018
Otto van Hemert Director of Core Strategies Since 2021

II.	On page 17 of the Prospectus and page 8 of the TargetRisk Fund Summary Prospectus, the table under the heading “Fund Summaries - American Beacon AHL TargetRisk Fund - Portfolio Managers” is deleted and replaced with the following:

AHL Partners LLP	Russell Korgaonkar Chief Investment Officer Since Fund Inception (2018)	Matthew Sargaison Portfolio Manager Since Fund Inception (2018)
Otto van Hemert Director of Core Strategies Since 2021

III.	On page 34 of the Prospectus, under the heading “Fund Management – The Sub-Advisor,” the paragraph related to Russell Korgaonkar is deleted and replaced with the following:

Russell Korgaonkar is Chief Investment Officer of AHL, with overall responsibility for investment management and research, and a member of AHL’s management and investment committees. He was previously Director of Investment Strategies of AHL, responsible for AHL’s Liquid Strategies unit, which creates and runs scalable systematic strategies, as well as the Institutional Solutions business. Mr. Korgaonkar joined the firm in 2001 as a researcher and later portfolio manager focused on systematic cash equity strategies, and was instrumental in building up AHL’s expertise in this space. In 2011 he became Head of Portfolio Management, responsible for constructing and managing AHL’s growing range of portfolios, was promoted to Director of Investment Strategies in June 2017, and was promoted to his current role in November 2020. Mr. Korgaonkar holds a BA/MA (First Class) in Physics from the University of Oxford.

IV.	On page 34 of the Prospectus, under the heading “Fund Management - The Sub-Advisor,” the following is added following the paragraph related to Matthew Sargaison:

Otto van Hemert is Director of Core Strategies and a member of AHL’s management and investment committees. He was previously Head of Macro Research at AHL. Prior to joining AHL in 2015, Mr. Van Hemert ran a systematic global macro fund at IMC for more than three years. Before that, he headed Fixed Income Arbitrage, Credit, and Volatility strategies at AQR, and was on the Finance Faculty at the New York University Stern School of Business, where he published papers in leading academic finance journals. Mr. Van Hemert holds a PhD in Finance from the University of Amsterdam, Master’s Degrees in Economics from Tinbergen Institute and the University of Amsterdam, and a Master’s Degree in Mathematics from Utrecht University.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon AHL Managed Futures Strategy Fund

American Beacon AHL TargetRisk Fund

Supplement dated February 16, 2021 to the

Statement of Additional Information dated April 29, 2020, as previously amended or supplemented

Effective February 1, 2021, Otto van Hemert of AHL Partners LLP (“AHL”) is added as a Portfolio Manager for the American Beacon AHL Managed Futures Strategy Fund and the American Beacon AHL TargetRisk Fund (the “Funds”). Accordingly, the following changes are made to the Funds’ Statement of Additional Information:

A.	On page 36, under the heading “Portfolio Managers,” the table is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Russell Korgaonkar	None	39 ($10.49 bil)	30 ($15.36 bil)	None	33 ($8.19 bil)	39 ($11.09 bil)
Matthew Sargaison	None	39 ($10.49 bil)	30 ($15.36 bil)	None	33 ($8.19 bil)	39 ($11.09 bil)
Otto van Hemert*	None	9 ($9.7 bil)	6 ($1.1 bil)	None	3 ($0.2 bil)	3 ($0.2 bil)

*As of September 30, 2020

B.	On page 37, under the heading “Portfolio Managers - Ownership of the Funds,” the table is deleted and replaced with the following:

Name of Investment Advisor and Portfolio Managers	AHL Managed Futures Strategy Fund	AHL TargetRisk Fund
AHL Partners LLP
Russell Korgaonkar	None	None
Matthew Sargaison	None	None
Otto van Hemert*	None	None

*As of February 1, 2021

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE